Schedule of Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
External customers	$ 17,563,985	$ 23,777,952
Revenue	17,563,985	23,777,952
Bicycle frame [member]
IfrsStatementLineItems [Line Items]
External customers	14,400,846	15,219,005
Revenue	13,457,469	15,219,005
Racket [member]
IfrsStatementLineItems [Line Items]
External customers	1,684,837	7,042,493
Revenue	1,684,837	7,042,493
Other [member]
IfrsStatementLineItems [Line Items]
External customers	1,478,302	1,516,454
Revenue	$ 2,421,679	$ 1,516,454